Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		8 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Oct. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes	$ (3,839)	$ 21,645	$ (201,444)		$ 26,475		$ 70,939		$ 11,306
Domestic Tax Authority [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes			(7,949)	[1],[2]	(74,244)	[1],[2]	(36,846)	[1],[2]	(45,363)	[1],[2]
Foreign Tax Authority [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes			$ (193,495)	[1]	$ 100,719	[1]	$ 107,785	[1]	$ 56,669	[1]

[1]	Income in the period from inception (April 23, 2013) through December 31, 2013 was impacted by costs associated with the MacDermid Acquisition.
[2]	Income for the period ended October 31, 2013 was impacted by the recapitalization transaction.